Shareholder Report, Holdings (Details) - C000247983	Mar. 31, 2025
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%